TYPE      13F-NT
PERIOD    03/31/2001
FILER
      CIK     0000860176
      CCC     $wtwo3yr
FILER
SROS     NONE
SUBMISSION-CONTACT
      NAME     ERIC LIEBERMAN,
      PHONE     2123722506
NOTIFY-INTERNET     jwilkens@markasset.com
DOCUMENT
                   13F-NT
                UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
             Washingtin, D.C. 20549
                  FORM 13F
              FORM 13F COVER PAGE

Reoprt for the Calendar Year or Quarter Ended: March 31, 2001
Check here if Amendment [   ];  is a new restatement.
                        [   ]   adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:     Mark Asset Management Corp.
Address:  767 5th Avenue
          44th Floor
          New York, NY  10153

13F File Number:  28-2595

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

person Signing this Report on behalf of Reporting Manager:

Name:     Morris Mark
Title:    President
Phone:    2123722500
Signature,      Place,     and Date of Signing

Morris Mark     New York, NY   May 2, 2001

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.
[ X ]    13F NOTICE.
[   ]    13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

Morris Mark  13F File No. 28-2406

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  0